General Information - Additional Information (Detail) - shares	Jul. 02, 2001	May 09, 1999
Disclosure of general information [line items]
Number of additional shares issued	55,502,161	24,282,195
Government Owned shares [member]
Disclosure of general information [line items]
Number of additional shares issued		20,813,311